Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments
Schedule of estimated fair values of the financial instruments

The estimated fair values of the Company’s financial instruments are as follows (in thousands of US$):

		As of December 31, 2025		As of December 31, 2024
	Balance Sheet Location	Book Value	Fair Value	Book Value	Fair Value

		(in ‘000s of US$)
ASSETS
Cash and cash equivalents	Cash and cash equivalents	$1,037,292	$1,037,292	$453,384	$453,384
Marketable securities	Other current assets	$120,244	$120,244	$60,850	$60,850
LIABILITIES
Secured long-term debt, including current portion (1)	Current portion of long-term debt, net & Long-term debt, net	$415,016	$415,016	$481,780	$481,780
Unsecured long-term debt (1)	Current portion of long-term debt, net & Long-term debt, net	$762,766	$782,269	$262,766	$259,834

Schedule of estimated fair value of the financial instruments that are measured at fair value on a recurring basis

The estimated fair value of the financial instruments that are measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of December 31, 2025 (in thousands of US$):

		Fair Value Measurements
		as of December 31, 2025
	Balance Sheet Location	Total	(Level I)	(Level II)	(Level III)

		(in ‘000s of US$)
ASSETS
Marketable securities	Other current assets	$120,244	$120,244	$—	$—

The estimated fair value of the financial instruments that are measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of December 31, 2024 (in thousands of US$):

		Fair Value Measurements
		as of December 31, 2024
	Balance Sheet Location	Total	(Level I)	(Level II)	(Level III)

		(in ‘000s of US$)
ASSETS
Marketable securities	Other current assets	$60,850	$60,850	$—	$—

The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of December 31, 2024 (in thousands of US$):

		Fair Value Measurements
		as of December 31, 2024
	Balance Sheet Location	Total	(Level I)	(Level II)	(Level III)

		(in ‘000s of US$)
ASSETS
Cash and cash equivalents	Cash and cash equivalents	$453,384	$453,384	$—	$—
LIABILITIES
Secured long-term debt, including current portion (1)	Current portion of long-term debt, net & Long-term debt, net	$481,780	$—	$481,780	$—
Unsecured long-term debt (1)	Long-term debt, net	$259,834	$259,834	$—	$—
(1)	Secured and unsecured long-term debt, including current portion is presented gross of deferred finance costs of $22.7 million (current and non current portions) and $9.8 million as of December 31, 2025 and 2024, respectively. The fair value of the Company’s secured debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities.

Schedule of estimated fair value of the financial instruments, categorized based upon the fair value hierarchy

The estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows as of December 31, 2025 (in thousands of US$):

		Fair Value Measurements
		as of December 31, 2025
	Balance Sheet Location	Total	(Level I)	(Level II)	(Level III)

		(in ‘000s of US$)
ASSETS
Cash and cash equivalents	Cash and cash equivalents	$1,037,292	$1,037,292	$—	$—
LIABILITIES
Secured long-term debt, including current portion (1)	Current portion of long-term debt, net & Long-term debt, net	$415,016	$—	$415,016	$—
Unsecured long-term debt (1)	Current portion of long-term debt, net & Long-term debt, net	$782,269	$782,269	$—	$—

		Fair Value Measurements
		as of December 31, 2024
	Balance Sheet Location	Total	(Level I)	(Level II)	(Level III)

		(in ‘000s of US$)
ASSETS
Marketable securities	Other current assets	$60,850	$60,850	$—	$—